Capital Stock - Summary of Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued as Options, Number Counted	0.625
Shares Issued as Awards Other Than Options, Number Counted	1
Options Outstanding, Number, Beginning Balance	7,260,000	3,618,000	4,610,000
Granted during the year, Number		5,288,000
Granted during the year, Weighted-Average Exercise Price	$ 7.36
Exercised during the year, Number	(417,000)		(291,000)
Forfeited/cancelled/expired during the year, Number	(3,576,000)	(1,646,000)	(701,000)
Options Outstanding, Number, Ending Balance	3,267,000	7,260,000	3,618,000
Options Outstanding, Weighted-Average Exercise Price, Beginning of Period	$ 27.53	$ 73.86	$ 70.36
Stock options vested and expected to Vest, Number	3,153,000
Exercised during the year, Weighted-Average Exercise Price		$ 7.86	$ 29.70
Exercisable, Number	1,290,000
Forfeited/cancelled/expired during the year, Weighted-Average Exercise Price	$ 42.55	$ 60.86	$ 64.58
Options Outstanding, Weighted-Average Exercise Price, End of Period	$ 12.08	$ 27.53	$ 73.86
Stock options vested and expected to vest, Weighted-Average Grant Date Fair Value	$ 12.23
Weighted-average exercise price of stock options exercisable	$ 18.57
Average Remaining Contractual Life in Years	3 years 3 months 26 days
Stock options vested and expected to vest, Average Remaining Contractual Life in Years	3 years 3 months 22 days
Exercisable, Weighted Average Remaining Contractual Term	2 years 11 months 5 days
Aggregate Intrinsic Value	$ 8
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value	6
Exercisable, Aggregate Intrinsic Value	3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	0	5,288,040	0
Intrinsic Value of Stock Options Exercised, Per Share	$ 0.59
Restricted Stock Unit Activity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options	$ 11	$ 10	$ 0